Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
16. Subsequent Events
SciTec
Acquisition
On October 5, 2025, the Company entered into an Agreement and Plan of Reorganization (the “Reorganization Agreement”) with Big Bend RV Merger Sub, Inc., a Delaware corporation and a direct wholly-owned subsidiary of Firefly, Big Bend FW Merger Sub, LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of the Company, SciTec, Inc., a New Jersey corporation (and, following the consummation of the restructuring transactions contemplated by the Reorganization Agreement, SciTec Innovations, LLC, a Delaware limited liability company, collectively, “SciTec”), the individuals executing a signature page thereto, including the trustee named therein as the representative of the SciTec, Inc. Employee Stock Ownership Plan, SciTec Holdco, Inc., a Delaware corporation, and James Lisowski, as representative for the non-ESOP Sellers
thereunder. The acquisition will advance Firefly’s comprehensive space services by adding mission-proven defense software analytics, remote sensing, and multi-phenomenology data expertise. The transactions contemplated by the Reorganization Agreement (collectively, the “SciTec Acquisition”) closed on October 31, 2025.
The aggregate purchase price paid upon closing was $855.6 million consisting of (i) $300 million in cash and (ii) 11,111,116 shares of the Company’s common stock. The closing cash purchase price remains subject to certain customary post-closing adjustments.
Due to the limited time since the acquisition date, the initial accounting for the SciTec Acquisition is not yet complete. We are not able to provide amounts recognized as of the acquisition date for major classes of assets and liabilities acquired or supplemental pro forma revenue or earnings of the combined businesses.

Amended and Restated Credit Agreement
On November 7, 2025, the Company amended the revolving credit agreement, which provides the Company with the Revolving Credit Facility. The amendment, among other things, increased the commitments under the Revolving Credit Facility by $135.0 million for an aggregate principal amounts of $260.0 million. The Revolving Credit Facility will mature on August 8, 2028.

19. Subsequent Events
The company evaluated its December 31, 2024 financial statements for subsequent events through April 16, 2025, the date the financial statements were issued. Please note the following subsequent events:
Series D Financing
On January 31, 2025, the Company completed a subsequent closing and sold approximately 0.4 million shares of Series
D-1
Preferred Stock at the Series D Per Share Price for aggregate cash proceeds of approximately $7.1 million. Of this amount, AE Industrial purchased approximately 0.3 million shares for aggregate cash proceeds of $5.0 million.
Between February 21, 2025 and April 15, 2025, the Company completed a series of additional closings and sold approximately 10.0 million shares of Series
D-1
Preferred Stock at the Series D Per Share Price for aggregate cash proceeds of approximately $168.9 million. The total amount of the Series D Preferred Stock purchased by the investors (including the principal of the Convertible Notes converted) exceeded $250.0 million as of March 7, 2025, and therefore the Majority Sponsor
Top-Up
expired unexercised.
On March 25, 2025, the Company amended its Amended and Restated Certificate of Incorporation and Series D Purchase Agreement. The amendment increased the number of authorized shares of Series
D-1
Preferred Stock to 26.6 million shares and authorized the issuance of up to 5.5 million shares of a new series of Preferred Stock, the Series
D-3
Preferred Stock. The Series
D-3
Preferred Stock will be issued at a purchase price of $18.1504 share and have the same economic characteristics and preferences as the Series
D-1
Preferred Stock. In addition, the amendment also terminated the RPM Call Option.
On April 10, 2025, the Company issued approximately 0.6 million shares of Series
D-3
Preferred Stock for aggregate cash proceeds of approximately $10.0 million.